ITEM 4 AND ITEM 5
Grant Thornton LLP
27777 Franklin Road, Suite 800
Southfield, MI 48034
REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS
T 248.262.1950
F 248.350.3581
www.GrantThornton.com
April 26, 2015

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of Credit Acceptance Corporation (the “Company”), solely to assist you in the proposed offering of Credit Acceptance Auto Loan Trust 2016-2. Credit Acceptance Corporation’s management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Data File (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of Credit Acceptance Corporation and Wells Fargo Securities, LLC. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.	The Company provided an electronic file (the “Data File”) with information for certain vehicle loans which the Company represented was as of the close of business on March 31, 2016.

2.
One hundred vehicle loans were selected by Wells Fargo Securities, LLC from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state to other Company records:

a.	Loan number

b.	Original amount financed

c.	First payment date (scheduled)

d.	Original term to maturity

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

e.	Monthly payment

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title or title application, as applicable)

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

We were not engaged to and did not conduct an examination or a review of the Data File, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Board of Directors and management of Credit Acceptance Corporation and Wells Fargo Securities, LLC and is not intended to be and should not be used by anyone other than these specified parties.

/s/ GRANT THORNTON LLp

Southfield, Michigan
April 26, 2016

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX2435	36	XXXX1129	71	XXXX5097
2	XXXX3008	37	XXXX0602	72	XXXX0328
3	XXXX4134	38	XXXX4098	73	XXXX5552
4	XXXX1913	39	XXXX3109	74	XXXX6755
5	XXXX1758	40	XXXX8898	75	XXXX8778
6	XXXX4598	41	XXXX5109	76	XXXX0931
7	XXXX5504	42	XXXX5764	77	XXXX4340
8	XXXX9874	43	XXXX0430	78	XXXX5181
9	XXXX8044	44	XXXX4685	79	XXXX2956
10	XXXX5832	45	XXXX4772	80	XXXX9697
11	XXXX1334	46	XXXX3902	81	XXXX5293
12	XXXX2192	47	XXXX9534	82	XXXX8920
13	XXXX0022	48	XXXX1310	83	XXXX1839
14	XXXX6705	49	XXXX6403	84	XXXX5807
15	XXXX4480	50	XXXX6814	85	XXXX5119
16	XXXX5408	51	XXXX0271	86	XXXX7765
17	XXXX4958	52	XXXX7070	87	XXXX1780
18	XXXX9441	53	XXXX3062	88	XXXX3172
19	XXXX1072	54	XXXX7403	89	XXXX1062
20	XXXX0246	55	XXXX4527	90	XXXX8632
21	XXXX5204	56	XXXX1801	91	XXXX2375
22	XXXX7895	57	XXXX8035	92	XXXX4107
23	XXXX9345	58	XXXX5908	93	XXXX5158
24	XXXX7434	59	XXXX9482	94	XXXX4809
25	XXXX3250	60	XXXX0128	95	XXXX8123
26	XXXX4183	61	XXXX5158	96	XXXX8453
27	XXXX6823	62	XXXX1262	97	XXXX8802
28	XXXX3475	63	XXXX0605	98	XXXX1928
29	XXXX4408	64	XXXX7841	99	XXXX8421
30	XXXX6996	65	XXXX1034	100	XXXX3549
31	XXXX3784	66	XXXX1515
32	XXXX7093	67	XXXX7237
33	XXXX3178	68	XXXX1965
34	XXXX8002	69	XXXX7164
35	XXXX2727	70	XXXX7237

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd